Goldman Sachs ActiveBeta_R Emerging Markets Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	111 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Goldman Sachs ActiveBeta® Emerging Markets Equity Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.15%	1.93%	5.71%
MSCI Emerging Markets Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.48%	1.70%	5.87%
Goldman Sachs ActiveBeta_R Emerging Markets Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.91%	1.35%	5.28%
Performance Inception Date	Sep. 25, 2015
Goldman Sachs ActiveBeta_R Emerging Markets Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.63%	0.93%	4.79%
Goldman Sachs ActiveBeta_R Emerging Markets Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.89%	1.22%	4.28%